RESERVES, Movements Share-based Payments Reserve (Details) - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movements in share based payments reserve [Abstract]
Opening balance, Share-based payments reserve	$ 15,004,052
Exercise of options	(1,739,103)	$ (121,270)
Conversion of RSUs	0	0
Issue of shares to consultant	0
Share-based payments expense	1,108,090	$ 1,566,231
Closing balance, share-based payments reserve	$ 14,407,699
Unlisted Options [Member]
Number of Options [Abstract]
Outstanding at beginning of period (in shares)	23,011,372	23,824,000
Grant of employee incentive securities (in shares)		424,372
Exercise of options (in shares)	(9,362,000)	(737,000)
Grant of options to advisor (in shares)		1,000,000
Issue of shares to a consultant (in shares)	0
Outstanding at end of period (in shares)	13,649,372	24,511,372
Performance Rights [Member]
Number of Performance Rights and Restricted Stock Units [Abstract]
Opening balance (in shares)	28,746,000	27,620,000
Grant of employee incentive securities (in shares)	3,921,000	1,135,000
Conversion of RSUs (in shares)	0	0
Conversion of performance rights (in shares)	(21,000)
Closing balance (in shares)	32,646,000	28,755,000
Restricted Stock Units [Member]
Number of Performance Rights and Restricted Stock Units [Abstract]
Opening balance (in shares)	824,371	600,000
Grant of employee incentive securities (in shares)	405,124	424,372
Conversion of RSUs (in shares)	(341,461)	(200,001)
Conversion of performance rights (in shares)	0
Closing balance (in shares)	888,034	824,371
Share Based Payments Reserve [Member]
Movements in share based payments reserve [Abstract]
Opening balance, Share-based payments reserve	$ 15,004,052	$ 12,985,856
Grant of employee incentive securities	0	0
Exercise of options	(1,388,649)	(72,935)
Conversion of RSUs	(225,735)	(167,487)
Conversion of performance rights	(15,059)
Grant of options to advisor		354,788
Issue of shares to consultant	(75,000)
Share-based payments expense	1,108,090	1,566,231
Closing balance, share-based payments reserve	$ 14,407,699	$ 14,666,453